Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenues	$ 42,101	$ 170,732	$ 701,967	$ 202,670
Cost of sales	21,112	2,383,285	3,147,724	277,127
Gross profit	20,989	(2,212,553)	(2,445,757)	(74,457)
Operating expense
General and administrative	5,411,324	12,956,552	39,611,915	12,524,869
Total expenses	5,411,324	12,956,552	39,611,915	12,524,869
Other income / (expense)
Interest income	11,376	4,032	57,602	57,340
Interest expense	(103,450)	(61,831)	(175,927)	(171,433)
Gain on sale of marketable securities	180,556	151,388
Unrecognized gain / (loss) on equity investment		(599,155)	(862,407)	(864,418)
Other income / (expense)	(25,080)		(5,373,426)	(1,243,676)
Total other income (expense)	63,402	(505,566)	(6,354,158)	(2,222,187)
Net (loss) from continuing operations	(5,326,933)	(15,674,671)	(48,411,830)	(14,821,513)
Income (loss) from discontinued operations			(997,802)	(261,528)
Net loss and comprehensive loss	$ (5,326,933)	$ (15,674,671)	(49,409,632)	(15,083,041)
Deemed Dividend			(2,293,301)
Loss attributable to shareholders			$ (51,702,933)	$ (15,083,041)
Net (loss) per share:
Basic loss per share	$ (0.08)	$ (0.33)	$ (0.91)	$ (0.49)
Diluted loss per share	$ (0.08)	$ (0.33)	(0.91)	(0.49)
Loss per share attributed to common shareholders			$ (0.95)
Weighted average number of shares
Basic weighted average shares outstanding	69,258,402	47,435,503	54,441,190	30,877,804
Diluted weighted average shares outstanding	69,258,402	47,435,503	54,441,190	30,877,804
Yerbae Brands Corp [Member]
Revenue
Revenues			$ 5,905,541	$ 12,016,378
Cost of sales			2,891,334	5,976,077
Gross profit			3,014,207	6,040,301
Operating expense
General and administrative			11,058,479	19,299,491
Sales, advertising and marketing			1,239,443	6,905,303
Total expenses			12,297,922	26,204,794
Other income / (expense)
Net loss before other expense			(9,283,715)	(20,164,493)
Interest and accretion expense			1,334,972	659,546
Net loss before income taxes			(10,618,687)	(20,824,039)
Income tax expense
Net (loss) from continuing operations			(10,618,687)	(20,824,039)
Net loss and comprehensive loss			$ (10,618,687)	$ (20,824,039)
Net (loss) per share:
Basic loss per share			$ (0.17)	$ (0.39)
Diluted loss per share			$ (0.17)	$ (0.39)
Weighted average number of shares
Basic weighted average shares outstanding			62,258,734	53,850,285
Diluted weighted average shares outstanding			62,258,734	53,850,285